Annual Total Returns - VIPInvestmentGradeBondIIPortfolio-InitialPRO - VIPInvestmentGradeBondIIPortfolio-InitialPRO - VIP Investment Grade Bond II Portfolio - VIP Investment Grade Bond II Portfolio - Initial Class
Apr. 30, 2025
Bar Chart Table:
Annual Return, Inception Date	May 27, 2022
Annual Return 2023	5.91%
Annual Return 2024	1.59%